Financial Instruments - fair value - Analysis of Financial Instruments Measured at Fair Value (Details) - At Fair Value - Level 3 £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Payments due to vendors (earnout agreements)
Payments due to vendors (earnout agreements)
Beginning balance	£ (199)
Gains/(losses) recognised in the income statement	24
Losses recognised in other comprehensive income	0
Exchange adjustments	0
Additions	(1)
Settlements	25
Ending balance	(151)
Other investments | Other investments
Other investments
Beginning balance	325
Gains/(losses) recognised in the income statement	(20)
Losses recognised in other comprehensive income	(1)
Exchange adjustments	0
Additions	1
Settlements	0
Ending balance	£ 305